INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Major components of tax expense (income) [abstract]
Effective tax rate	26.00%	56.00%	26.00%	32.00%
Deferred tax expense (income)	$ (4.1)	$ 8.4	$ (9.1)	$ 11.0
Provision adjustment		$ 6.2
Discrete tax benefit				$ 19.9